Long-Term Debt and Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Long-Term Debt and Notes Payable [Abstract]
Schedule of Debt Instruments	The Company’s debt instruments are as follows:
	March 31, 2024	December 31, 2023

Senior Secured Term Loan	$26,793,529	$27,680,703
Predecessor Revolving Credit Facility	-	-
Seller Promissory Note	15,000,000	15,000,000
Private loans	3,685,750	3,469,500
Total	45,479,279	46,150,203
Less: discount	(1,558,074)	(2,147,346)
Less: current portion including discount	(12,535,494)	(6,516,651)
Long-term debt, net of current portion	$31,385,711	$37,486,206
The Company’s debt instruments are as follows:
	December 31, 2023	December 31, 2022
	Successor	Predecessor
Senior Secured Term Loan	$27,680,703	$-
Predecessor Revolving Credit Facility	-	26,750,000
Seller Promissory Note	15,000,000	-
Private loans	3,469,500	-
Total	46,150,203	26,750,000
Less: discount	(2,147,346)	-
Less: current portion including discount	(6,516,651)	-
Long-term debt, net of current portion	$37,486,206	$26,750,000

Schedule of Summarizes the Company’s Maturities of Debt Instruments	The following summarizes the Company’s maturities of debt instruments:
Principal
Twelve Months Ended:
March 31, 2025	$13,098,952
March 31, 2027	5,813,434
March 31, 2028	26,566,893
March 31, 2029	—
Total	$45,479,279
The following summarizes the Company’s maturities of debt instruments:
Principal
Fiscal year ended:
December 31, 2024	$7,627,102
December 31, 2025	10,558,077
December 31, 2026	27,965,024
December 31, 2027	—
Total	$46,150,203